As filed with the Securities and             1933 Act Registration No. 333-59221
Exchange Commission on August 31, 2000       1940 Act Registration No. 811-08885
  -------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                            _______________________

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [_]
  Pre-Effective Amendment No. __                                      [_]
  Post-Effective Amendment No. 3                                      [X]

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [_]
  Amendment No. 4                                                     [X]

                        (Check appropriate box or boxes)

                         _____________________________

                              HEWITT SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

         100 Half Day Road, Lincolnshire, IL                  60069
       (Address of Principal Executive Offices)             (Zip Code)

       Registrant's Telephone Number, including Area Code: (847) 295-5000

                              Peter E. Ross, Esq.
                               100 Half Day Road
                            Lincolnshire, IL  60069
                    (Name and Address of Agent for Service)

                                   Copy to:
                           Kenneth S. Gerstein, Esq.
                           Schulte Roth & Zabel LLP
                               900 Third Avenue
                              New York, NY 10022

                    (Name and Address of Agent for Process)

     Approximate Date of Proposed Public Offering: As soon as practicable after the Post Effective Amendment becomes effective.
             -----------------------------------------------------

  It is proposed that this filing will become effective (check appropriate box)
     [_]  immediately upon filing pursuant to paragraph (b)
     [_]  on (date) pursuant to paragraph (b)
     [_]  60 days after filing pursuant to paragraph (a)(1)
     [_]  on (date) pursuant to paragraph (a)(1)
     [x]  75 days after filing pursuant to paragraph (a)(2)
     [_]  on (date) pursuant to paragraph (a)(2) of rule 485
  If appropriate, check the following box:
     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             SUBJECT TO COMPLETION

                             DATED:  [     ], 2000

          The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement amendment filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where an offer or sale is not permitted.

Hewitt Money Market Fund
Hewitt Institutional Money Market Fund

SERIES OF HEWITT SERIES TRUST

Prospectus

[      ], 2000

          Hewitt Money Market Fund and Hewitt Institutional Money Market Fund are series of Hewitt Series Trust, a diversified, open-end management investment company. The Funds are money market funds. The investment objective of each Fund is to provide a high level of income, while preserving capital and liquidity, by investing in high quality, short-term securities. Unlike the Hewitt Money Market Fund and most other money market funds, Hewitt Institutional Money Market Fund does not seek to maintain a stable net asset value of $1.00 per share.

          The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

                                                                                 Page
                                                                                 ----
ABOUT THE FUNDS.................................................................    3
FUND PERFORMANCE................................................................    4
INVESTOR EXPENSES...............................................................    5
INVESTMENT OBJECTIVE AND POLICIES...............................................    6
MANAGEMENT ARRANGEMENTS.........................................................    9
HOW TO BUY SHARES...............................................................   10
HOW TO REDEEM SHARES............................................................   12
NET ASSET VALUE.................................................................   13
DIVIDENDS AND DISTRIBUTIONS.....................................................   14
TAXES...........................................................................   15
DISTRIBUTION AND SERVICING ARRANGEMENTS.........................................   16
PERFORMANCE INFORMATION.........................................................   17
FINANCIAL HIGHLIGHTS............................................................   17
ADDITIONAL INFORMATION..........................................................   18

ABOUT THE FUNDS

          Investment Goals. Hewitt Money Market Fund and Hewitt Institutional Money Market Fund are series of Hewitt Series Trust, a diversified, open-end management investment company. The Funds are money market funds. The investment objective of each Fund is to provide a high level of income, while preserving capital and liquidity, by investing in high quality, short-term securities.

          Hewitt Money Market Fund is designed for use as an investment option by investors who seek income and stability of capital. Hewitt Institutional Money Market Fund is designed for use by employee benefit plans that seek income and stability of capital.

          Principal Investment Strategies. Each Fund pursues its investment objective by investing all of its investable assets in the Money Market Master Portfolio, which is a series of Master Investment Portfolio. The Money Market Master Portfolio has the same investment objective and substantially the same investment policies as the Funds. Barclays Global Fund Advisors serves as the Money Market Master Portfolio's investment adviser. The Money Market Master Portfolio is a diversified portfolio that invests in the following types of money market instruments:

          .    Government Obligations

          .    Bank Obligations

          .    Commercial Paper and Short-Term Corporate Debt Instruments

          .    Repurchase Agreements

          .    Letters of Credit

          .    Floating- and Variable-Rate Obligations

          Principal Risks. Because the Money Market Master Portfolio invests in debt securities, a decline in short-term interest rates will reduce the overall yields of the Funds and the return on an investment. Strong equity markets or a weak economy could cause a decline in short-term interest rates. Although the Money Market Master Portfolio invests only in high quality obligations, if an issuer fails to pay interest or to repay principal, the return on an investment in a Fund would be adversely affected and the net asset value of the Funds' shares could decline. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

          An investment in a Fund is not a deposit account of Barclays Global Fund Advisors or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Hewitt Money Market Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money on your investment in the Fund. It is also possible to lose money on an investment in Hewitt Institutional Money Market Fund. An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND PERFORMANCE

          The return information provided below illustrates how the performance of a Fund can vary, which is one indication of the risks of investing in one of the Funds. Please keep in mind that a Fund's past performance does not represent how it will perform in the future.

                    Hewitt Institutional Money Market Fund

       CALENDAR YEAR TOTAL RETURNS

               [Graph Depicted Here]

               Year                          Returns
               ----                          -------

               1999                           4.96%

       BEST AND WORST QUARTERLY PERFORMANCE
       (DURING THE PERIOD SHOWN ABOVE)

          Best Quarter Return                     Worst Quarter Return
          -------------------                     --------------------

          1.38% (4th Q 1999)                      1.14% (1st and 2nd Q 1999)

          AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

               1-Year              Since Inception (10/1/98)
               ------              -------------------------

               4.96%                           4.95%


     To obtain current 7-day yield information for Hewitt Institutional Money Market Fund, call 1-800-221-4524.


                           Hewitt Money Market Fund

          No performance information is included in this Prospectus for Hewitt Money Market Fund because the Fund has not operated for a full calendar year.

          To obtain current 7-day yield information for Hewitt Money Market
Fund, call 1-800-[       ].

INVESTOR EXPENSES

          This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):                                  Hewitt
                                                                                          Institutional
                                                                    Hewitt Money           Money Market
                                                                     Market Fund               Fund
                                                                     -----------               ----
  Maximum Sales Charge (Load) Imposed on Purchases                       None                  None
  Maximum Deferred Sales Charge (Load)                                   None                  None
  Maximum Sales Charge (Load) imposed or Reinvested Dividends            None                  None
  Redemption fee                                                         None                  None
Annual Fund Operating Expenses (expenses that are deducted
from Fund assets as a percentage of average net assets)
  Management Fees                                                        0.40%/1/             0.10%/2/
  Shareholder Servicing Fees                                             0.25%                0.20%
  Distribution (12b-1) Fees                                              0.25%                 None
  Other Expenses                                                        [0.72]%               0.72%
  Total Annual Fund Operating Expenses (before reimbursement)           [1.62]%               1.02%
  Reimbursement of Fund Expenses                                        [0.67]%/3/           (0.57)%/4/
  Total Annual fund Operating Expenses (after reimbursement)             0.95%                0.45%

____________________

/1/ Includes investment advisory fee payable by Hewitt Money Market Fund to Hewitt Associates LLC, the Fund's manager. This management fee payable to Hewitt Associates LLC is reduced by the full amount of the investment advisory fee and ordinary operating expenses of the Master Portfolio in which the Hewitt Money Market Fund currently invests.

/2/ Includes investment advisory fee and ordinary operating expenses of the Master Portfolio in which the Hewitt Institutional Money Market Fund currently invests.

/3/ Hewitt Associates LLC has agreed to waive fees and to absorb expenses of the Hewitt Money Market Fund (excluding interest, brokerage commissions and extraordinary expenses) to the extent necessary to assure that total ordinary operating expenses of the Fund do not exceed annually 0.95% of the average daily net assets of the Fund. The Fund has agreed to reimburse Hewitt Associates LLC in the amount of the fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the annual expense limitation to be exceeded.

/4/ The administration agreement of Hewitt Institutional Money Market Fund requires Hewitt Associates LLC to absorb expenses of the Fund (excluding interest, brokerage commissions and extraordinary expenses) to the extent necessary to assure that total ordinary operating expenses of the Fund do not exceed annually 0.45% of the Fund's average daily net assets.

          Example
          -------

          The following Examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

          The Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that a Fund's operating expenses are as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 Year            3 Years          5 Years          10 Years
----------------------------------------------------------------------------------------------
Hewitt Money Market Fund      $[      ]         $[      ]           NA                NA
Hewitt Institutional
Money Market Fund             $[46.04]          $[144.64]       $[       ]         $[      ]

INVESTMENT OBJECTIVE AND POLICIES

          Investment Objective. Hewitt Money Market Fund (the "Money Market Fund") and Hewitt Institutional Money Market Fund (the "Institutional Fund") each seek to provide a high level of income, while preserving capital and diquidity, by investing in high quality, short-term securities.

          Investment Policies. The Funds pursue their investment objectives by investing all of their investable assets in the Money Market Master Portfolio (the "Portfolio"). The Portfolio is a series of Master Investment Portfolio ("MIP"), which is an investment company, and has the same investment objective and substantially the same investment policies as the Fund. It invests exclusively in high quality, short-term debt securities (money market instruments), including: U.S. Government obligations; certificates of deposit, time deposits and other obligations issued by domestic banks; commercial paper and other debt obligations of corporations; and repurchase agreements with respect to these obligations. The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.

          Securities purchased by the Portfolio, including repurchase agreements, must be determined by Barclays Global Fund Advisors ("BGFA"), the investment adviser of the Portfolio, to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of MIP. Investments purchased by the Portfolio will at the time of purchase be rated as high quality by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization). However, the Portfolio may purchase an unrated investment if it is determined by BGFA to be of comparable quality to an investment rated as high quality, in accordance with procedures established by the Board of Trustees of MIP. Subsequent to its purchase by the Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required rating. BGFA will consider any such event in determining whether the Portfolio should continue to hold the securities. If the Portfolio continues to hold the securities, it may be subject to additional risk of default.

          Types of Investments. Subject to applicable investment policies and restrictions, BGFA purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolio may invest in the following types of securities:

          U.S. Government Obligations - These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

          Bank Obligations - These obligations include, but are not limited to, negotiable certificates of deposit, bankers' acceptances and fixed time deposits of U.S. banks, foreign banks, foreign branches of U.S. banks, and U.S. branches of foreign banks. The Portfolio may invest 25% or more of its total assets in obligations of banks, to the extent that the SEC, by rule or interpretation, permits funds to reserve freedom to concentrate their investments in such obligations.

          Fixed time deposits are bank obligations that are payable at stated maturity dates and bear fixed rates of interest. They generally may be withdrawn on demand, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have an established market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. The Portfolio will not invest in fixed time deposits subject to withdrawal penalties, other than overnight deposits, if as a result more than 10% of the value of its net assets would be invested in illiquid securities.

          Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting domestic obligations. Liquidity could be impaired because of political and economic developments and the obligations may be less marketable than comparable obligations of U.S. banks. A foreign jurisdiction might impose withholding taxes on interest income payable on those obligations and there is a risk that foreign deposits may be seized or nationalized. Foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not subject to examination by any U.S. Government agency.

          Commercial Paper and Short-Term Corporate Debt Instruments - Commercial paper is a short-term, unsecured promissory note issued by a corporation to finance its short-term credit needs. It is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are a type of commercial paper. These notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of the notes. Both parties have the right to vary the amount of the outstanding indebtedness on the notes.

          Corporate debt securities include non-convertible bonds and debentures that have not more than thirteen months remaining to maturity at the time of their purchase by the Portfolio.

          Repurchase Agreements - These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed. The Portfolio may participate in pooled repurchase agreement transactions with other funds advised by BGFA.

          Letters of Credit - Debt obligations which the Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letter of credit-backed investments must, in the opinion of BGFA, be of investment quality comparable to other permitted investments.

          Floating-Rate and Variable-Rate Obligations - Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating- and variable-rate instruments may include certificates of participation in such instruments.

          Investment Restrictions. The Funds and the Portfolio are subject to various additional restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the restrictions on borrowings and concentration of investments described above and the investment objective of the Funds and the Portfolio, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the applicable Fund's or the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940 (the "Investment Company Act").

MANAGEMENT ARRANGEMENTS

          Board of Trustees. The business and affairs of the Funds are managed under the direction and supervision of the Board of Trustees of Hewitt Series Trust (the "Trust").

          The Manager of the Money Market Fund. Hewitt Associates LLC ("Hewitt Associates"), which is located at 100 Half Day Road, Lincolnshire, IL 60069, serves as the investment adviser of the Money Market Fund. Hewitt Associates is responsible for managing the Money Market Fund's investment portfolio and also provides various administrative services to that Fund. For these services, the Money Market Fund pays a monthly fee to Hewitt Associates which is computed at the annual rate of 0.40% of the Fund's average daily net assets.

          Hewitt Associates is a limited liability company which has 481 principals and is engaged in providing a variety of consulting services, principally in the areas of employee benefits, compensation and asset management. Since the 1960s, it has provided asset management, allocation and manager selection consulting services to institutional investors.

          Subject to the approval of the Board of Trustees of the Trust, Hewitt Associates is authorized to pursue the investment objective of the Money Market Fund by investing all of the Fund's investable assets in another pooled investment fund, such as the Portfolio. When the Money Market Fund pursues its objective in this manner, the investment advisory fee payable to Hewitt Associates by the Fund is reduced by the full amount of the Portfolio's advisory fee and other ordinary operating expenses that are borne by the Fund as an investor in the Portfolio. The Trust's Board of Trustees has authorized Hewitt Associates to invest the Fund's assets in the Portfolio.

          (The Institutional Fund does not have any investment adviser and does not pay an investment advisory fee except for the advisory fee it bears indirectly as an investor in the Portfolio.)

          The Portfolio's Adviser. BGFA serves as the investment adviser of the Portfolio. BGFA is an indirect subsidiary of Barclays Bank PLC and is located at 45 Fremont Street, San Francisco, California 94105. As of December 31, 2000, BGFA and its affiliates provided investment advisory services to accounts with assets of approximately $782 billion. The Portfolio pays BGFA a monthly fee which is computed at the annual rate of 0.10% of the Portfolio's average daily net assets. In consideration of this fee, BGFA provides investment advice and is obligated to bear all of the ordinary operating expenses of the Portfolio.

          BGFA manages the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The primary responsibility of BGFA is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolio.

          Administrator of the Institutional Fund. Hewitt Associates provides administration services to the Institutional Fund. Services provided in that capacity include, but are not limited to: managing the daily operations and business affairs of the Institutional Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Institutional Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; providing, at its own expense, the services of its personnel to serve as officers of the Trust; and preparing and disseminating material with respect to the Institutional Fund for meetings of the Board of Trustees of the Trust and meetings of shareholders of the Institutional Fund. The Institutional Fund pays Hewitt Associates a monthly fee calculated at the annual rate of 0.10% of the Fund's average daily net assets for these services.

HOW TO BUY SHARES

          Money Market Fund. Shares of the Money Market Fund are available for purchase by individuals and other investors through Hewitt Services LLC, which serves as distributor of the Fund's shares (the "Distributor"), or through securities dealers and other financial intermediaries which have entered into dealer agreements with the Distributor. No sales commissions or other charges are imposed by the Money Market Fund when shares are purchased or redeemed. However, shares bear certain distribution related expenses. See "Distribution and Servicing Arrangements".

          You should contact your financial intermediary or the Distributor to
purchase shares of the Money Market Fund or call 1-800 [       ].  If you are
not purchasing shares through a financial intermediary, you will need to submit a completed Account Application before purchasing shares.

          For additional information on purchasing shares or to request an
Account Application, please call 1-800 [       ].

          Institutional Fund. Shares of the Institutional Fund are offered for sale exclusively to employee benefit plans which are recordkeeping clients of Hewitt Associates. Employee benefit plans may include 401(k) plans and plans qualified under Sections 401(a) or 403(b) of the Internal Revenue Code of 1986, as amended, health and welfare plans and executive deferred compensation plans. Participants in any employee benefit plan that makes shares of the Institutional Fund available as an investment option to participants should contact their plan administrator if they wish to purchase shares of the Institutional Fund for their plan accounts. The plan administrator will provide information regarding the procedures to be followed to purchase shares. No sales commissions or other charges are imposed by the Fund when shares are purchased or redeemed.

          For employee benefit plans seeking additional information on purchasing shares of the Institutional Fund, please call Hewitt Associates at 1-
800-[      ].  The appropriate plan fiduciary must submit a completed Account
Application before the plan or its participants may purchase shares of the Fund.

          Minimum Initial and Subsequent Investment Amounts. Generally, no minimum initial or subsequent investment requirements apply to the purchase of shares of the Money Market Fund. However, if shares of the Money Market Fund are not held with a financial intermediary that maintains record ownership of shares on an omnibus basis for its customers: (i) the initial purchase of shares must be in an amount of $10,000 or more; (ii) subsequent purchases of shares must be $1,000 or more; and (iii) the Fund will have the right to effect a mandatory redemption of those shares if, as a result of one or more redemptions, a shareholder's account has an aggregate value of less than $5,000. Before the Money Market Fund effects a mandatory redemption of shares, you will be notified and given 60 days to increase the amount of your investment in the Fund.

          No minimum initial or subsequent investment requirements apply to the purchase of shares of the Institutional Fund.

          Shareholder Accounts. The Funds do not issue certificates for shares. Instead, an account is maintained for each shareholder by Investors Bank & Trust Company, as the transfer agent for the Funds (the "Transfer Agent"), or by the Distributor as shareholder servicing agent for the Money Market Fund. Your account will reflect the full and fractional shares that you own. Shareholders are sent confirmations of each transaction in shares and monthly statements showing account balances.

          General Information. Shares of the Funds may be purchased on any Business Day. A Business Day is any day that the New York Stock Exchange (NYSE) is open and that is not a federal bank holiday. All purchases of shares are effected at the net asset value per share of the applicable Fund next determined after (i) an order in proper form is received by the Hewitt Associates (in the case of the Institutional Fund) or by the Distributor or your financial intermediary (in the case of the Money Market Fund) and (ii) federal funds are received by the custodian for the Funds. Purchase orders received prior to the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time) are effected at the net asset value per share determined as of the close of regular trading on the NYSE on that Business Day. See "Net Asset Value." Orders received after the close of regular trading on the NYSE are effected at the net asset value per share determined on the next Business Day.

          Purchase by Federal Funds Wire. The Funds do not impose any transaction charges; however, wire charges may be imposed by the bank which transmits the wire. Shares of the Money Market Fund may be purchased by wiring federal funds to your financial intermediary. Please contact your financial intermediary for the wiring instructions. The Institutional Fund shares may be purchased by wiring federal funds to the Transfer Agent. Purchase payments of Institutional Shares should be wired to:

          Investors Bank & Trust Company
          Boston, Massachusetts
          Attn: Transfer Agent ABA number: 011001
          DDA number: [       ]
          For further credit to: account name, fund and account info

HOW TO REDEEM SHARES

          You may redeem all or a portion of your shares of a Fund on any Business Day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form.

          Money Market Fund. Requests to redeem shares of the Money Market Fund may be made in writing or by telephone as described below. Redemption proceeds for shares will be paid by check or, if you request, by federal funds wire (minimum wire amount $50,000) to a pre-designated bank account.

          You may designate a bank account to receive redemption payments on your Account Application for the Money Market Fund. You may change this designation at any time, by providing written instructions to the Distributor. These instructions must be signed by each person shown on the account registration as an owner of the account, and the signatures must be guaranteed by an eligible guarantor institution as described under "Written Redemption Requests" below. Signature guarantees may also be required for you to change your address on the Money Market Fund's records.

          Telephone Redemption Procedures (Money Market Fund Only). You may redeem shares of the Money Market Fund through your financial intermediary or by
calling the Distributor at 1-800 [       ].  If you call the Distributor, you
will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $50,000). A telephone redemption request may be made only if the telephone redemption procedure has been selected on the Account Application or if written instructions authorizing telephone redemption have been filed with the Distributor.

          The Distributor uses certain reasonable procedures to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Money Market Fund, the Distributor and the Transfer Agent will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

          During periods of severe market or economic conditions, it may be difficult to contact the Distributor by telephone. In that event, you should either place your redemption request through your financial intermediary or follow the procedures described below for written redemption requests, but send the request by overnight delivery service to your financial intermediary or to the Distributor.

          Written Redemption Requests (Money Market Fund Only). You may redeem shares of the Money Market Fund by sending a written redemption request. The request must include the complete account name and address and the amount of the redemption, and must be signed by each person shown on the account registration as an owner of the account. The signature of each person signing the request must be guaranteed by an eligible guarantor institution if the redemption is $5,000 or more. Organizations that may qualify as eligible guarantor institutions include banks, brokers, dealers, national securities exchanges, clearing agencies, credit unions, and savings associations. The Money Market Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of the redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $50,000). Written redemption requests should be sent to your financial intermediary or to the Distributor.

          For additional information on redeeming shares of the Money Market
Fund, please call 1-800 [       ].

          Institutional Fund. Participants in any employee benefit plan that allows participants to direct the investment of their plan accounts in the Institutional Fund should contact their plan administrator for information and instructions on redeeming shares of the Institutional Fund. Requests by employee benefit plans to redeem shares may be transmitted to Hewitt Associates, as shareholder servicing agent, in accordance with procedures established by the plans with Hewitt Associates. Redemption proceeds will be paid by federal funds wire to a bank account designated by the plan.

          For additional information on redeeming shares of the Institutional
Fund, please call 1-800-[     ] or your benefit plan administrator.

          General Information. Redemption requests are effected at the net asset value per share next computed after receipt of a redemption request in proper form by the Distributor or its agent (in the case of the Money Market
Fund) or Hewitt Associates (in the case of the Institutional Fund). Requests received prior to the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time) are effected at the net asset value per share determined as of the close of regular trading on the NYSE on that Business Day. See "Net Asset Value." Requests received after the close of regular trading on the NYSE are effected at the net asset value per share of the applicable Fund determined on the next Business Day. Redemption proceeds are usually mailed or wired on the Business Day following the day a redemption is effected. In unusual circumstances, a Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.

          The Funds may pay redemption proceeds by distributing in-kind securities held by the Portfolio, but will do so only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Funds. A shareholder who redeems during any 90 day period shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of a Fund, will not be subject to this procedure.

NET ASSET VALUE

          The net asset value per share of each Fund is computed on each Business Day. Net asset value per share is determined as of the close of regular trading on the NYSE (normally,

4:00 p.m. Eastern time). However, on any day the trading markets for both U.S. Government securities and money market instruments close early, net asset value will be computed as of the earlier closing time.

          The net asset value per share of each Fund's shares is separately calculated by dividing the value of the Fund's total assets, less its liabilities (including accrued expenses), by the number of shares outstanding. Because the Funds currently invests in the Portfolio, their assets consist primarily of an interest in the Portfolio. The value of this interest will depend on the value of the assets of the Portfolio and its liabilities and expenses.

          In determining the value of the Portfolio's assets, securities held by the Portfolio are valued using the "amortized cost" method of valuation. This method involves valuing each investment at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold. BGFA monitors the deviation between the net asset value of the Portfolio determined by using available market quotations or market equivalents and its net asset value determined by using amortized cost. If it is determined that use of amortized cost valuation will result in material dilution or other unfair results, the assets of the Portfolio may be valued based upon market quotations.

          The use of amortized cost valuation by the Portfolio, together with the Money Market Fund's policy of declaring daily dividends, is designed to permit the Money Market Fund to maintain a net asset value per share of $1.00. However, the Money Market Fund does not guarantee that a constant net asset value of $1.00 per share can be maintained. Unlike the Money Market Fund and most other money market funds, the Institutional Fund does not seek to maintain a stable net asset value per share. Its net asset value per share can be expected generally to increase during the course of each month to the extent that it declares dividends at the end of each month, rather than daily.

DIVIDENDS AND DISTRIBUTIONS

          Each fund pays dividends from the its net investment income (after deduction of expenses) and any realized short-term capital gains. In the case of the Money Market Fund, these dividends are declared daily and paid monthly. The Institutional Fund declares and pays dividends monthly. Distributions of net realized long-term capital gains, if any, are declared and paid annually by each Fund at the end of its fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of the applicable Fund at the net asset value per share in effect on the payment date, unless otherwise requested. Shareholders of the Money Market Fund may request that dividends and other distributions be paid by check by sending a written request to the Distributor. Shareholders of the Institutional Fund should send their requests to Hewitt Associates. Any requests by shareholders of a Fund to change their dividend reinvestment election must be received at least five Business Days prior to a payment date in order to be effective on that date.

          Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased and are entitled to receive any dividends declared through the day before they are redeemed.

          In order to satisfy certain distribution requirements of the Internal Revenue Code of 1986, as amended, the Funds may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by a Fund and received by shareholders on December 31 of the prior year.

TAXES

          Taxation of the Funds. Each Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

          Federal Taxation of Shareholders. Dividend distributions, whether received in cash or reinvested in additional shares of a Fund, will be taxable as ordinary income. Although the Funds do not expect to distribute any long-term capital gains, shareholders of a Fund will also be subject to tax on any capital gains distributions they receive. Since the Funds do not expect to earn dividend income, the dividends and other distributions each Fund pays will generally not qualify for the dividends-received deduction available to corporate investors. In January of each year, each Fund sends its shareholder a statement showing the tax status of distributions for the past calendar year.

          The redemption of shares of a Fund is a taxable event and may result in a gain (or loss) for federal income tax purposes, depending on the amount you receive and the cost of your shares.

          The Funds are required to withhold 31% of all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. Investors are asked to certify in their Account Applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

          State and Local Taxes. Dividends and other distributions paid by a Fund and received by an investor may be subject to state and local taxes. Although shareholders of the Funds do not directly receive interest on U.S. Government securities held by a Fund or the Portfolio, certain states and localities may allow the character of the Funds' income to pass through to shareholders. If so, the portion of dividends paid by a Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. Government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.

          The discussion set forth above regarding federal and state income taxation is included for general information only. Prospective investors should consult their own tax advisors concerning the federal and state tax consequences of an investment in a Fund.

DISTRIBUTION AND SERVICING ARRANGEMENTS

          Distributor. Hewitt Services LLC (the "Distributor"), a broker-dealer affiliated with Hewitt Associates, serves as the distributor of each Fund's shares. The Distributor is located at 100 Half Day Road, Lincolnshire, IL 60069.

          Shareholder Servicing Arrangements for the Money Market Fund. The Money Market Fund has retained the Distributor to serve as shareholder servicing agent. In such capacity, the Distributor is responsible for maintaining records showing the number of shares of the Money Market Fund owned by investors who have purchased shares through the Distributor. As shareholder servicing agent, the Distributor is also responsible for sending shareholder communications relating to the Money Market Fund to shareholders or to arrange for these materials to be sent. For these services, the Money Market Fund pays the Distributor a monthly fee calculated at an annual rate of 0.25% of its average daily net assets. The Money Market Fund also reimburses the Distributor for certain out-of-pocket expenses incurred in providing shareholder services.

          Shareholder Servicing Arrangements for the Institutional Fund. The Institutional Fund has retained Hewitt Associates to serve as shareholder servicing agent. In such capacity, Hewitt Associates is responsible for receiving on behalf of the Transfer Agent orders by employee benefit plans to purchase and redeem shares of the Institutional Fund and for maintaining records showing the number of shares allocable to individual participant accounts in those plans. In addition, as shareholder servicing agent, Hewitt Associates sends all shareholder communications relating to the Institutional Fund to shareholders and to plan participants or arranges for these materials to be sent. For these services, the Institutional Fund pays Hewitt Associates a monthly fee calculated at the annual rate of 0.20% of the average daily net assets of the Fund.

          Distribution Fee (Money Market Fund Only). The Money Market Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act which allows the Fund to pay expenses relating to the distribution of its shares. Under the plan, the Money Market Fund pays a fee to the Distributor, calculated at an annual rate of 0.25% of the Fund's average daily net assets, as compensation for services rendered in connection with the sale and distribution of shares.

          The Distributor may pay all or a portion of this fee to securities dealers and other financial intermediaries that provide on-going shareholder services to their customers who own shares of the Money Market Fund. In addition, the Distributor and the Manager may make additional payments to those organizations to compensate them for Fund-related services they provide.

PERFORMANCE INFORMATION

          Each Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in the applicable Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

          In addition, comparative performance information may be used from time to time by each Fund in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Market Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. The Funds may disseminate yields for periods longer than seven days, and may report their total returns. The "total return" of a Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.

FINANCIAL HIGHLIGHTS

          The following table presents the financial highlights for a share outstanding throughout the periods indicated. The information in the table has been audited by KPMG LLP, the Fund's independent auditors. It should be read in conjunction with the financial statements and related notes contained in the annual report to shareholders of the Fund. The annual report to shareholders may be obtained without charge. Information is included for the Institutional Fund only. Information is not included for periods subsequent to the date of this Prospectus. Therefore, there are no financial highlights for the Money Market Fund which did not commence operations until [the date of this Prospectus].

                Hewitt Money Market Fund - Institutional Shares

          For the periods from March 1, 1999 to December 31, 1999 and [October 1, 1998 (commencement of operations)] to February 28, 1999

                                                                                  3/1/99 to 12/31/99    10/1/98 to 2/28/99
                                                                                 --------------------  --------------------
Net Asset Value, beginning of period............................................          $100.30             $100.00

Income from investment operations:
    Net investment income.......................................................             3.90                1.97
    Net realized gain on investments............................................             0.22                0.00
                                                                                          -------             -------
Total from investment operations................................................             4.12                1.97

Less distributions:
    From net investment income..................................................            (3.90)              (1.67)
    From net realized gains.....................................................             0.00**              0.00
                                                                                          -------             -------
Total distributions:............................................................            (3.90)              (1.67)
                                                                                          -------             -------
Net Asset Value, end of period..................................................          $100.52             $100.30
                                                                                          =======             =======

Total Return (not annualized)                                                                4.18%               1.98%

Ratios/Supplemental data:
    Net assets, end of period (000).............................................          $43,068             $10,949
    Number of shares outstanding, end of period (000)...........................              428                 109

Ratios to average net assets(*) :
    Ratio of expenses to average net assets (1).................................             0.44%               0.45%
    Ratio of net investment income to average net assets (2)....................             5.03%               4.86%

(1)  Ratio of expenses to average net assets prior to reimbursement of fees and
 expenses (*)...................................................................             0.72%               1.62%

(2)  Ratio of net investment income to average net assets prior to
 reimbursement of fees and expenses (*).........................................             4.75%               3.69%

ADDITIONAL INFORMATION

          Organization. The Trust is a Delaware business trust that was organized on July 7, 1998. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. As of the date of this Prospectus, the Trust has two series of its shares outstanding. One of these series represents interests in the Money Market Fund and the other series represents interests in the Institutional Fund. The Money Market Fund was
organized on July [   ], 2000

_______________________

(*)  Annualized.
(**) Rounds to less than $0.01
and commenced operations [as of the date of this Prospectus]. The Institutional Fund (which previously was known as Hewitt Money Market Fund) was the initial series of the Trust and commenced operations on October 1, 1998. The Board of Trustees of the Trust has the power to establish additional series of shares, representing interests in additional investment portfolios and, subject to applicable laws and regulations, to issue two or more classes of shares of each series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

          Shareholders of the Fund are entitled to vote, together with the holders of any other series of the Trust's shares, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon at a meeting of shareholders. Shareholders will also be entitled to vote on certain other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of the Fund will generally be voted as a separate class from other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one class or series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.

          Information Concerning Investment Structure. The Funds do not invest directly in securities. Instead, each Fund invests all of its investable assets in the Portfolio, a separate series of MIP. The Portfolio has the same investment objective and substantially the same investment policies as the Funds. The Portfolio, in turn, purchases, holds and sells investments in accordance with that objective and those policies. The Board of Trustees of the Trust believes that the per share expenses of each Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that that Fund would incur if its assets were invested directly in securities and other investments.

          A Fund may withdraw its assets from the Portfolio at any time, and will do so if the Board of Trustees of the Trust believes it to be in the best interest of a Fund's shareholders. If a Fund withdraws its investment in the Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus (which in the case of the Institutional Fund will require the retention of an investment adviser, and the approval of an investment advisory agreement by the Board of Trustees and the Fund's shareholders) or will invest in another pooled investment vehicle that has the same investment objective and substantially the same policies as the Fund. In connection with the withdrawal of its interest in the Portfolio, a Fund could receive securities and other investments from the Portfolio instead of cash. This could cause a Fund to incur certain expenses.

          A change in the investment objective, policies or restrictions of the Portfolio may cause the Funds to withdraw their investments in the Portfolio. Alternatively, a Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain of the investment restrictions of the Portfolio may not be changed without the approval of investors in the Portfolio. When a Fund is asked to vote on such a change or on other matters concerning the Portfolio, the Fund will hold a shareholders meeting and vote its interest in the Portfolio in the same manner as shares of that Fund are voted.

          Shares of the Portfolio are held by investors other than the Funds. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Funds could be outvoted by other investors. The Funds may also otherwise be adversely affected by other investors in the Portfolio. These other investors offer shares (or interests) to their investors which have costs and expenses that differ from those of the Funds. Thus, the investment returns for investors in other funds that invest in the Portfolio may differ the investment return of shares of the Funds. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from Hewitt Associates or the Distributor.

          Custodian. Investors Bank & Trust Company (the "Custodian") is the custodian for the Funds. The Custodian maintains custody of all securities and cash assets of each Fund and the Portfolio and is authorized to hold these assets in securities depositories and to use subcustodians.

          Transfer Agent. Investors Bank & Trust Company (the "Transfer Agent") is the transfer agent and dividend disbursing agent for the Funds.

          The Transfer Agent has entered into arrangements with Hewitt Associates under which Hewitt Associates, as shareholder servicing agent, is authorized to receive and is responsible to transmit to the Transfer Agent orders to purchase and redeem shares of the Institutional Fund that are received from employee benefit plans. Pursuant to these arrangements, Hewitt Associates also maintains records showing the number of shares of the Institutional Fund allocable to individual participant accounts in employee benefit plans.

          No person has been authorized to give any information or to make any representations other than those contained in this Prospectus. If given or made, such other information and representations should not be relied upon as having been authorized by the Funds or the Trust.

          This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

INVESTMENT ADVISER (Hewitt Money Market Fund)
ADMINISTRATOR (Hewitt Institutional Money Market Fund)

          Hewitt Associates LLC
          100 Half Day Road
          Lincolnshire, Illinois 60069

DISTRIBUTOR

          Hewitt Services LLC
          100 Half Day Road
          Lincolnshire, Illinois 60069

TRANSFER AGENT

          Investors Bank & Trust Company
          200 Clarendon Street
          16th Floor
          Boston, Massachusetts 02116

CUSTODIAN

          Investors Bank & Trust Company
          200 Clarendon Street
          16th Floor
          Boston, Massachusetts 02116

INDEPENDENT AUDITORS

          KPMG LLP
          99 High Street
          Boston, Massachusetts 02110

LEGAL COUNSEL

          Schulte Roth & Zabel LLP
          900 Third Avenue
          New York, New York 10022

          The Funds send annual and semi-annual reports to their shareholders. These reports contain information regarding the investments of the Portfolio and the investment performance of the Funds and are available without charge from the Distributor (for the Money Market Fund) and Hewitt Associates (for the Institutional Fund). If you have questions regarding the Funds, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the Fund's most recent annual or semi-annual reports, please call 1-
800 [      ] (for Hewitt Money Market Fund) or 1-800 [      ] (for Hewitt
Institutional Money Market Fund).

          This Prospectus sets forth concisely the information about the Funds and the Trust that you should know before investing. Additional information about the Funds and the Trust has been filed with the Securities and Exchange
Commission (SEC) in a Statement of Additional Information (SAI) dated [       ],
2000, which is incorporated herein by reference. The SAI for Hewitt Money Market Fund is available without charge by writing to the Distributor or by
calling 1-800 [      ].  The SAI for Hewitt Institutional Money Market Fund is
available without charge by writing to Hewitt Associates or by calling 1-800 890-3200. Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds is also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or at the following E-mail address: publicinfo@sec.gov.

SEC File No. 811-8887

                             SUBJECT TO COMPLETION
                              DATED: [   ], 2000

          The information in this SAI is not complete and may be changed. We may not sell these securities until the registration statement amendment filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where an offer or sale is not permitted.

                           HEWITT MONEY MARKET FUND

                    HEWITT INSTITUTIONAL MONEY MARKET FUND

                         SERIES OF HEWITT SERIES TRUST

                      STATEMENT OF ADDITIONAL INFORMATION

                         ____________________________

          Hewitt Money Market Fund (the "Money Market Fund") and Hewitt Institutional Money Market Fund (the "Institutional Money Market Fund")(individually, a "Fund", collectively, the "Funds") are series of Hewitt Series Trust (the "Trust"), a diversified, open-end, management investment company. This Statement of Additional Information ("SAI") contains information about the Funds which supplements the information contained in the Funds' Prospectus. The investment objective and policies of the Funds are described in the Prospectus.

          This SAI is not a prospectus and should be read in conjunction with the Funds' current Prospectus, dated [ ], 2000. A copy of the Prospectus may be obtained without charge by writing Hewitt Services LLC at 100 Half Day Road, Lincolnshire, Illinois 60069 or by calling 1-800-890-3200.

                               TABLE OF CONTENTS

                                  INTRODUCTION

          The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company. Each of the Funds pursue its investment objective by investing all of its investable assets in the Money Market Master Portfolio (the "Portfolio"). The Portfolio is a series of Master Investment Portfolio ("MIP") and has the same investment objective and investment restrictions as the Funds. MIP, like the Trust, is registered under the 1940 Act as an open-end management investment company.

                            INVESTMENT RESTRICTIONS

          Fundamental Investment Restrictions. The Funds and the Portfolio are
          -----------------------------------
subject to certain investment restrictions which are fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of a Fund or the Portfolio, as defined by the 1940 Act. A "majority of the outstanding voting securities" of a Fund or of the Portfolio means the lesser of (i) 67% of the shares of that Fund or of the Portfolio represented at a meeting at which holders of more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of that Fund or the Portfolio.

          Under these fundamental restrictions, none of the Funds nor the Portfolio may:

          (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's or the Portfolio's investments in that industry would be 25% or more of the current value of such Fund's or the Portfolio's total assets, provided that there is no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; (ii) obligations of domestic banks; and provided further, that a Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, having substantially the same investment objective, policies and restrictions as such Fund;

          (2) purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

          (3) purchase commodities or commodity contracts (including futures contracts), except that the Funds and the Portfolio may purchase securities of an issuer which invests or deals in commodities or commodity contracts;

          (4) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

          (5) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities;

          (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's or the Portfolio's investment program may be deemed to be an underwriting; and provided further, that the purchase by a Fund of securities issued by a diversified, open-end management investment company, or a series thereof, having substantially the same investment objective, policies and restrictions as such Fund shall not constitute an underwriting for this purpose;

          (7) make investments for the purpose of exercising control or management; provided that a Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, having substantially the same investment objective, policies and restrictions as the Fund;

          (8) borrow money or issue senior securities as defined in the Investment Company Act of 1940, except that the Funds and the Portfolio may each borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of net assets exists);

          (9) write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Funds and the Portfolio may purchase securities with put rights in order to maintain liquidity;

          (10) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, with respect to 75% of total assets, more than 5% of the value of a Fund's or the Portfolio's total assets would be invested in the securities of any one issuer or, with respect to 100% of total assets, a Fund's or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that a Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, having substantially the same investment objective, policies and restrictions as such Fund; or

          (11) make loans, except that the Funds and the Portfolio may purchase or hold debt instruments or lend their portfolio securities in accordance with their respective investment policies, and may enter into repurchase agreements (but none of the Funds or the Portfolio intend to lend portfolio securities during the coming year).

          Non-Fundamental Investment Restrictions. The Funds and the Portfolio
          ---------------------------------------
are also subject to the following additional investment restrictions which are non-fundamental policies. These restrictions may be changed by the Board of Trustees of the Trust or the Board of Trustees of MIP, as the case may be.

          (1) The Funds and the Portfolio may each invest in shares of other open-end, management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the1940 Act, the Fund's and the Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company,
(ii) 5% of the Portfolio's or the Fund's net assets with respect to any one investment company, and (iii) 10% of the Portfolio's or the Fund's net assets in the aggregate. Other investment companies in which the Portfolio or the Fund invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Portfolio and the Fund.

          (2) The Funds and the Portfolio may not invest more than 10% of the current value of their respective net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

          (3) The Portfolio and the Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one third of its total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Portfolio or the Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.

          General.  Unless otherwise specified, all percentage and other
          -------
restrictions, requirements and limitations on investments set forth in this SAI, as well as those set forth in the Funds' Prospectuses, apply immediately after the purchase of an investment, and subsequent changes and events do not constitute a violation or require the sale of any investment by the Portfolio or the Funds.

                       INVESTMENT POLICIES AND PRACTICES

          General. The following information supplements the description of the
          -------
investment policies and practices of the Portfolio as described in each of the Funds' Prospectuses.

          Each Fund pursues its investment objective by investing all of its investable assets in the Portfolio. A Fund may withdraw its investment from the Portfolio at any time if the Board of Trustees of the Trust (the "Board of Trustees") determines that it is in the best interest of such Fund to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below with respect to the Portfolio.

          The assets of the Portfolio consist only of obligations maturing within thirteen months from the date of acquisition, as determined in accordance with applicable rules of the regulations of the Securities and Exchange Commission (the "SEC"), and the dollar-weighted average maturity of the investments of the Portfolio may not exceed 90 days. The securities in which the Portfolio may invest will not yield as high a level of current income as could be achieved by investing in securities having longer maturities, less liquidity and less safety. There can be no assurance that the investment objective of the Portfolio or the Funds, as described in the Prospectuses, will be achieved.

          Asset-Backed Securities. The Portfolio may purchase asset-backed
          -----------------------
securities, which are securities backed by installment contracts, credit-card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect ''passing through'' monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset- backed securities varies with the maturities of the underlying instruments and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The Portfolio may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of the 1940 Act.

          Treasury, Government and Agency Securities. The Portfolio invests in
          ------------------------------------------
short-term debt securities that are issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"). These securities include obligations issued by the U.S. Treasury ("Treasury Securities"), including Treasury bills, notes and bonds. These are direct obligations of the U.S. government and differ primarily in their rates of interest and the length of their original maturities. Treasury Securities are backed by the full faith and credit of the U.S. government. Government Securities include Treasury Securities as well as securities issued or guaranteed by the U.S. government or its agencies and instrumentalities ("Agency Securities"). Agency Securities are in some cases backed by the full faith and credit of the U.S. government. In other cases, Agency Securities are backed solely by the credit of the governmental issuer. Certain issuers of Agency Securities have the right to borrow from the U.S. Treasury, subject to certain conditions. Government Securities purchased by the Portfolio may include variable and floating rate securities.

          Bank Obligations. Domestic commercial banks organized under federal
          ----------------
law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, limited in the amounts which they can loan to a single borrower and subject to other regulations designed to promote financial soundness.

          Investments in obligations of foreign banks involve various risks that are not generally associated with investments in the obligations of domestic banks.

          Unrated Investments and Changes in Ratings. The Portfolio may purchase
          ------------------------------------------
securities that are not rated if, in the opinion of Barclays Global Fund Advisors (the "Portfolio Adviser"), the investment adviser of the Portfolio, such obligations are of a quality comparable to that of the rated investments in which the Portfolio may invest, if they are purchased in accordance with procedures adopted by MIP's Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. These procedures require approval or ratification by the MIP Trustees of the purchase of unrated securities.

          After purchase by the Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Funds and the Portfolio. Neither event will require an immediate sale of such security by the Portfolio provided that, when a security ceases to be rated, the MIP Board of Trustees determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the MIP Board finds that the sale of such security would not be in the Portfolio's shareholder's best interest. To the extent the ratings given by Moody's Investors Service ("Moody's") or Standard & Poors ("S&P") may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectuses and in this SAI.

          The ratings categories used by Moody's and S&P are more fully described in the Appendix to this SAI.

          Pass-Through Obligations. Certain of the debt obligations in which the
          ------------------------
Portfolio may invest may be pass-through obligations that represent an ownership interest in a pool of mortgages and the resultant cash flow from those mortgages. Payments by homeowners on the loans in the pool flow through to certificate holders in amounts sufficient to repay principal and to pay interest at the pass-through rate. The stated maturities of pass-through obligations may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular pass-through obligation. Variations in the maturities of pass-through obligations will affect the yield of any fund investing in such obligations. Furthermore, as with any debt obligation, fluctuations in interest rates will inversely affect the market value of pass-through obligations.

          Loans of Portfolio Securities. The Portfolio may lend its securities
          -----------------------------
to brokers, dealers and financial institutions, provided the loan is secured continuously by collateral consisting of cash, Government Securities or a letter of credit. This collateral is marked to market daily to ensure that the loan is fully collateralized at all times. Under procedures adhered to by the Portfolio, the loan must be callable by the Portfolio at any time and the Portfolio must have the right to obtain the return of the securities loaned. The Portfolio also has the right to receive any interest paid on the securities loaned. The Portfolio will not lend securities having an aggregate market value exceeding one-third of its total assets.

          Loans of securities will only be made to firms deemed by the Board of Trustees of MIP to be creditworthy (such creditworthiness will be monitored on an ongoing basis by the Portfolio Adviser) and when the income expected to be earned from such loans justifies the attendant risks. There may be delays in the recovery of the loaned securities or a loss of rights in the collateral supplied should the borrower fail financially, in which case the Portfolio could suffer a loss. In addition, securities lending involves a form of leverage, and the Portfolio may incur a loss if securities purchased with the collateral from securities loans decline in value or if the income earned does not cover transaction costs. The Portfolio may pay reasonable finder's, administrative and custodial fees in connection with loans of securities.

          Loans of securities provides a way for the Portfolio to earn either through the reinvestment of the cash collateral or the payment of fees by the borrower of the securities. The Portfolio does not intend to lend securities during the coming year.

          Repurchase Agreements. The Portfolio may enter into repurchase
          ---------------------
agreements with respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. In a repurchase agreement the Portfolio purchases a security and the seller of the security to the Portfolio agrees to repurchase that security from the Portfolio at a mutually agreed-upon time and price. The maturity of its repurchase agreements are generally not more than seven days. Any repurchase agreements having longer maturities are deemed to be illiquid and are subject to the limitation on the purchase of illiquid securities by the Portfolio.

          The custodian of the Portfolio's assets or a subcustodian approved by MIP maintains custody of securities acquired through repurchase agreements. These securities serve as collateral to secure the obligation of the seller to repurchase the underlying security and the seller is required to post additional collateral if the value of the securities should decrease below the resale price including accrued interest under the repurchase agreement. Repurchase agreements are considered by the staff of the SEC to be loans by the Portfolio. The Portfolio Adviser monitors on an ongoing basis the value of the collateral. Certain costs may be incurred by the Portfolio in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the terms of the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Portfolio may be delayed or limited. This could cause the Portfolio to suffer a loss if the value of the securities declines in value.

          Although it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Portfolio in connection with insolvency proceedings), it is the policy of the Portfolio to effect repurchase agreements only with securities dealers, domestic banks or other financial institutions determined by the Portfolio Adviser to meet certain requirements as to creditworthiness.

          Municipal Obligations. The Portfolio may invest in municipal
          ---------------------
obligations. Municipal bonds generally have a maturity at the time of issuance of up to 40 years. Medium-term municipal notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.

          The Portfolio may invest in the following municipal obligations with remaining maturities not exceeding 13 months: (i) long-term municipal bonds rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P; (ii) municipal notes rated at the date of purchase "MIG1" or "MIG2" (or "VMIG1" or "VMIG2" in the case of an issuer having a variable rate with a demand feature) by Moody's or "SP-1+", "SP-1" or "SP-2" by S&P; and (iii) short-term municipal commercial paper rated at the date of purchase "P-1" by Moody's or "A-1+", "A-1" or "A-2" by S&P.

          Floating- and Variable-Rate Obligations. The Portfolio may purchase
          ---------------------------------------
floating- and variable-rate obligations as described in the Prospectuses. These obligations may include floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of these obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of the obligations. The interest rate on a floating-rate demand obligation is based on a specified lending rate, such as a bank's prime rate, and is adjusted automatically each time that rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, these obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that the obligations generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Portfolio may invest in obligations which are not so rated only if the Portfolio Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Portfolio may invest. The Portfolio Adviser considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in which the Portfolio invests. The Portoflio will not invest more than 10% of the value of its total net assets in floating or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid if an active secondary market exists.

          Forward Commitments, When-Issued Purchases and Delayed-Delivery
          ---------------------------------------------------------------
Transactions. The Portfolio may purchase securities on a when-issued or forward
------------
commitment (sometimes called a delayed-delivery) basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. The Portfolio will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable. The Portfolio will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date.

          Securities purchased on a when-issued or forward commitment basis are subject to changes in value and the Portfolio is subject to the risk that such fluctuations may occur prior to the actual delivery of the securities. Purchasing securities on a when-issued or forward commitment basis also involves the risk that the yield available in the market when the delivery takes place may be higher than that obtained by the Portfolio. When the Portfolio purchases a security on a when-issued or forward commitment basis, it will establish a segregated account consisting of cash or high quality liquid debt securities at least equal at all times to the amount of the when-issued or forward commitment.

          Purchasing securities on a forward commitment basis when the Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets. In addition, because the Portfolio will set aside cash and other high quality liquid debt securities as described above, the liquidity of the Portfolio's investment portfolio may decrease as the proportion of securities purchased on a when-issued or forward commitment basis increases.

          The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until the securities are paid for and delivered on the settlement date. When the Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets, and fluctuations in the value of the underlying securities are not reflected in the Portfolio's net asset value as long as the commitment remains in effect.

          Illiquid Securities. The Portfolio may invest in securities not
          -------------------
registered under 1933 Act and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price.

          Foreign Obligations. Investments in foreign obligations involve
          -------------------
certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

          Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

          Funding Agreements. The Portfolio may invest in short-term funding
          ------------------
agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The Portfolio will purchase short-term funding agreements only from banks and insurance companies that, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolio may be treated as illiquid. If a funding agreement is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the Board of Trustees. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the Portfolio's net asset value than if the value were based on available market quotations.

          Loan Participation Agreements. The Portfolio may purchase interests in
          -----------------------------
loan participations that typically represent direct participation in a loan to a corporate borrower, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Portfolio derives its rights from the intermediary bank that sold the loan participation. Such loans must be to issuers in whose obligations the Portfolio may invest. Any participation purchased by the Portfolio must be sold by an intermediary bank in the United States with assets exceeding $1 billion. Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary, under the terms of the loan participation, for the Portfolio to assert its rights against the underlying corporate borrower, in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Portfolio could be subject to delays, expenses, and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Portfolio also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participation interests is limited; thus, such participations purchased by the Portfolio may be treated as illiquid. If a loan participation is determined to be illiquid, it will be valued at its fair market value as determined by procedures approved by the Board of Trustees. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the Portfolio's net asset value than if the value were based on available market quotations.

                                  MANAGEMENT

          Directors and Officers. The Board of Trustees of the Trust has the
          ----------------------
overall responsibility for monitoring and supervising the operations of the Trust and the Funds. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and the Funds. MIP's Board of Trustees has similar responsibilities with respect to the operations of the Portfolio.

          Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations during the past five years.

Name, Position with Trust, Age and Address          Principal Occupations During Last Five Years
------------------------------------------          --------------------------------------------
* E. Scott Peterson, 46                             Consultant, Hewitt Associates LLC
Trustee

Donald S. Hunt, 61                                  Director and President, ADA Financial Services;
Trustee                                             Director ADA Holding Co.: Director, Vision III;
860 N. Lakeshore Drive                              Director and Chief Executive Officer, Global
Chicago, IL  60611                                  Training Inc.; Director and President, Harris
                                                    Bank Corp. and Harris Trust & Savings Bank

John D. Oliverio, 46                                Executive Vice President and Chief Operating
Trustee                                             Officer, Wheaton Franciscan Services, Inc.;
26 West 171 Roosevelt Road                          Director, AHA Investment Funds, Inc.
Wheaton, IL  60189

     Except as otherwise indicated above, the address of each Trustee and officer of the Trust is 100 Half Day Road, Lincolnshire, Illinois 60069.

          Trustees who are not employed by Hewitt Associates LLC or one of its affiliates are paid an attendance fee of $1000 for each meeting of the Board of Trustees they attend. Officers of the Trust receive no compensation from the Trust. Trustees who are not employees of Hewitt Associates LLC or one of its affiliates are reimbursed for reasonable out-of-pocket expenses incurred in connection with the performance of their responsibilities, including travel related expenses. As of the date of this Statement of Additional Information, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Trust and the Funds.

          Trustee compensation for the calendar year ended December 31, 1999, was as follows:

                              Compensation Table*

                                                            Pension or Retirement        Total Compensation
Name of Person               Aggregate Compensation        Benefits Accrued as Part      from Trust and Fund
                                   from Trust                  of Fund Expenses            Complex Paid to
                                                                                               Trustees
E. Scott Peterson                     $   0                           $0                             0

Donald S. Hunt                        $4000                           $0                         $4000

_______________________

* Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, because of his affiliation with Hewitt Associates LLC, an affiliate of the distributor of the Fund's shares.

John D. Oliverio                          $4000                           $0                         $4000

          The Portfolio Adviser. The Portfolio Adviser, Barclays Global Fund
          ---------------------
Advisors, located at 45 Fremont Street, San Francisco, California 94105, is a subsidiary of Barclays Global Investors, N.A., which in turn is an indirect subsidiary of Barclays Bank PLC. It provides investment advisory services to the Portfolio pursuant to an investment advisory agreement with MIP dated January 1, 1996 (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Portfolio Adviser is responsible for the management of the investments of the Portfolio and makes all decisions regarding, and places all orders for, the purchase and sale of securities for the Portfolio.

          As compensation for services rendered and expenses assumed by the Portfolio Adviser, the Portfolio pays the Portfolio Adviser a monthly fee which is computed at the annual rate of 0.10% of the net assets of the Portfolio. Because the Funds are investors in the Portfolio, shareholders of the Funds indirectly bear this fee. Under the Advisory Agreement, the Portfolio Adviser is obligated to bear all of the ordinary operating expenses of the Portfolio other than the advisory fee.

          The Advisory Agreement was approved by the Board of Trustees of MIP, including a majority of the Trustees of MIP who are not "interested persons," as defined by the 1940 Act of MIP or the Portfolio Adviser. It continues in effect from year to year thereafter if approved annually by either (i) MIP's Board of Trustees or (ii) vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act); provided that the continuance also is approved by a majority of the members of MIP's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of MIP or the Portfolio Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty, on 60 days' written notice by the Board of Trustees of MIP or by vote of the holders of a majority of the outstanding voting securities of the Portfolio. As required by the 1940 Act, the Advisory Agreement provides for its automatic termination in the event of its assignment (as defined by the 1940 Act).

          Manager for the Money Market Fund.  Hewitt Associates LLC ("Hewitt
          ---------------------------------
Associates") serves as the investment adviser of the Money Market Fund and also provides administrative services to the Money Market Fund pursuant to the terms of an management agreement dated August 23, 2000 (the "Fund Management Agreement"), entered into by the Trust on behalf of the Money Market Fund and Hewitt Associates. Pursuant to the Fund Management Agreement, Hewitt Associates is responsible for the management of the investments of the Money Market Fund. Hewitt Associates is also required to furnish the following administrative services to the Fund: (i) maintaining such office facilities as necessary to provide the services the Fund (which may be in the offices of Hewitt Associates or a corporate affiliate); (ii) furnishing non-investment related statistical and research data, data processing services, clerical services, executive and administrative services, and stationery and office supplies in connection with its services; (iii) furnishing corporate secretarial services including preparation and distribution of materials for Board of Trustees meetings with respect to matters concerning the Money Market Fund; (iv) assisting in the preparation of the Trust's Registration Statement registering the shares of the Fund and any Pre-Effective and Post-Effective Amendments to the Trust's Registration Statement, Notices of Annual or Special Meetings of Shareholders and Proxy materials relating to such Meetings; (v) assisting in the preparation of periodic reports to shareholders of the Money Market Fund and its regulatory filings; (vi) assisting in the determination of the jurisdictions in which the Money Market Fund's shares will be registered or qualified for sale; (vii) providing the services of persons employed by Hewitt Associates or its affiliates who may be appointed as officers of the Trust by the Trust's Board of Trustees; (viii) assisting the Money Market Fund in routine regulatory examinations, and working closely with outside counsel to the Money Market Fund in response to any litigation, investigations or regulatory matters; and (ix) assisting in the preparation of the financial statements of the Money Market Fund and in coordinating the annual audit of such financial statements by the independent auditors of the Trust. In performing its duties as administrator of the Trust, the Adviser will act in accordance with the Declaration of Trust, By-Laws, Prospectus of the Money Market Fund and with the instructions and directions of the Board of Trustees of the Trust and will conform to and comply with the requirements of the 1940 Act and the rules thereunder and all other applicable federal or state laws and regulations.

          Subject to the approval of the Board of Trustees of the Trust, Hewitt Associates is authorized to pursue the investment objective of the Money Market Fund by investing all of the Money Market Fund's investable assets in another pooled investment fund, such as the Portfolio. When the Money Market Fund pursues its objective in this manner, the fee payable to Hewitt Associates, pursuant to the Fund Advisory Agreement, is reduced by the full amount of the Portfolio's advisory fee and other ordinary operating expenses that are borne by the Money Market Fund as an investor in the Portfolio. The Trust's Board of Trustees has authorized Hewitt Associates to invest the Money Market Fund's assets in the Portfolio.

          As compensation for services rendered and expenses assumed by Hewitt Associates, the Money Market Fund pays Hewitt Associates a monthly fee which is computed at the annual rate of 0.40% of the average daily net assets of the Money Market Fund.

          The Fund Management Agreement was approved for an initial term of two years by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons," as defined by the 1940 Act of the Trust or of Hewitt Associates at a meeting held in person on August [ ]. 2000. It continues in effect from year to year thereafter if approved annually by either (i) the Board of Trustees of the Trust or (ii) a vote of a majority of the outstanding voting securities of the Money Market Fund (as defined in the 1940 Act); provided that the continuance also is approved by a majority of Board of Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or Hewitt Associates, by vote cast in person at a meeting called for the purpose of voting on such approval. The Fund Management Agreement is terminable without penalty, on 60 days' written notice by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of the Money Market Fund. As required by the 1940 Act, the Fund Management Agreement provides for its automatic termination in the event of its assignment (as defined by the 1940 Act).

          Administrator for the Institutional Money Market Fund. Hewitt
          -----------------------------------------------------
Associates provides administrative services to the Institutional Money Market Fund pursuant to the terms of an administration agreement dated September 1, 1998, as amended August 23, 2000 (the "Administration Agreement"). Services provided by Hewitt Associates pursuant to this agreement include, but are not limited to: managing the daily operations and business affairs of the Institutional Money Market Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Institutional Money Market Fund; preparing or assisting in the preparation of the Institutional Money Market Fund's regulatory filings, prospectuses and shareholder reports; providing, at its own expense, the services of its personnel to serve as officers of the Trust; and preparing and disseminating material for meetings of the Board of Trustees relating to the Institutional Money Market Fund and meeting of its shareholders. For these services, the Institutional Money Market Fund pays Hewitt Associates a monthly fee calculated at the annual rate of 0.10% of the Institutional Money Market Fund's average daily net assets.

          The Administration Agreement was approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust or of Portfolio Adviser or the Distributor, as defined by the 1940 Act (the "Independent Trustees"), at a meeting held in person on August 23, 2000. It has an initial term expiring [August 31, 2002], and may be continued in effect from year to year thereafter if such continuance is approved annually by the Board of Trustees, including the vote of a majority of the Independent Trustees. The Administration Agreement terminates automatically in the event of its "assignment" (as defined by the 1940 Act), and may be terminated by either party without penalty on not less than 60 days' written notice.

          Pursuant to the Administration Agreement, the Trust has acknowledged that the name "Hewitt" is a property right of the Administrator and its affiliates and has agreed that the Administrator and its affiliated companies may use and permit others to use that name. If the Administration Agreement is terminated, the Trust may be required to cease using the name Hewitt as part of its name or the name of the Institutional Money Market Fund, unless otherwise permitted by the Administrator or any successor to its interest in such name.

          The Administrator also serves as the shareholder servicing agent for the Institutional Money Market Fund and is paid compensation by the Institutional Money Market Fund for furnishing various shareholder related services. See "Shareholder Servicing Arrangements for the Institutional Money Market Fund," below.

          Shareholder Servicing Arrangements for the Institutional Money Market
          ---------------------------------------------------------------------
Fund. The Institutional Money Market Fund has retained Hewitt Associates to
----
serve as the shareholder servicing agent pursuant to the terms of a shareholder servicing agreement dated August 23, 2000 (the "Institutional Shareholder Servicing Agreement"). Pursuant to the Institutional Shareholder Servicing Agreement, the Institutional Money Market Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.20% of the Institutional Money Market Fund's average daily net assets.

          The Institutional Shareholder Servicing Agreement was approved by the Board of Trustees of the Trust, including a majority of the Independent Trustees, at a meeting held in person on August 23, 2000. It has an initial term expiring [ ], and may be continued in effect from year to year thereafter if such continuance is approved annually by the Board of Trustees of the Trust, including the vote of a majority of the Independent Trustees. The Institutional Shareholder Servicing Agreement terminates automatically in the event of its "assignment" (as defined by the 1940 Act), and may be terminated by either party to the agreement without penalty on not less than 60 days' written notice.

          Shareholder Servicing Arrangements for the Money Market Fund. The
          ------------------------------------------------------------
Money Market Fund has retained Hewitt Services LLC to serve as the shareholder servicing agent pursuant to the terms of a shareholder servicing agreement dated August [ ], 2000 (the "Shareholder Servicing Agreement"). Pursuant to the Shareholder Servicing Agreement, the Money Market Fund pays Hewitt Services LLC a monthly fee calculated at an annual rate of 0.20% of the Money Market Fund's average daily net assets.

          The Shareholder Servicing Agreement was approved by the Board of Trustees of the Trust, including a majority of the Independent Trustees, at a meeting held in person on August 23, 2000. It has an initial term expiring [ ], and may be continued in effect from year to year thereafter if such continuance is approved annually by the Board of Trustees of the Trust, including the vote of a majority of the Independent Trustees. The Shareholder Servicing Agreement terminates automatically in the event of its "assignment" (as defined by the 1940 Act), and may be terminated by either party to the agreement without penalty on not less than 60 days' written notice.

                           DISTRIBUTION ARRANGEMENTS

          Hewitt Services LLC, an affiliate of Hewitt Associates, serves as the distributor of shares of the Funds (the "Distributor"). The Distributor also serves as the Shareholder Servicing Agent for the Money Market Fund and is paid compensation by the Money Market Fund for furnishing various shareholder related services. See "Shareholder Servicing Arrangements for the Money Market Fund," above. The Distributor also receives payments from the Funds in connection with the distribution of Funds' shares, as described below.

          Distribution Agreement. The Distributor serves as the exclusive
          -----------------------
distributor of shares of the Funds pursuant to two distribution agreements with the Trust on behalf of the Funds, dated as of August 23, 2000 (the "Distribution Agreements"). Pursuant to the Distribution Agreements, the Distributor is authorized to enter into selling agreements with securities dealers and other financial institutions for the distribution of shares. Shares of the Funds are available for purchase on a continuous basis from the Distributor, as agent, although the Distributor is not obligated to sell any particular amount of shares. The Institutional Money Market Fund has appointed Hewitt Associates, the shareholder servicing agent, as its agent for purposes of accepting orders to purchase and redeem shares of the Institutional Money Market Fund on behalf of the Distributor and transmitting those orders to the Institutional Money Market Fund's transfer agent.

          The Distribution Agreements were approved by the Board of Trustees of the Trust, including a majority of the Independent Trustees, at a meeting held in person on August 23, 2000. The Distribution Agreements have initial terms expiring [ ], and may be continued in effect from year to year thereafter if such continuance is approved annually by the Board of Trustees, including the vote of a majority of the Independent Trustees. The Distribution Agreements may be terminated at any time, without penalty, by either party upon 60 days written notice and terminates automatically in the event of an "assignment" as defined by the 1940 Act.

          Under the Distribution Agreements, the Distributor is required to bear all of the costs associated with distribution of shares of the Funds, including the incremental cost of printing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials. As described below, the Money Market Fund pays a fee to the Distributor for services it renders in connection with the distribution its shares.

          Distribution Plan (Shares of the Money Market Fund Only). The Trust
          --------------------------------------------------------
has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act which allows the Money Market Fund to pay expenses relating to the distribution of its shares (the "Distribution Plan"). Under the Distribution Plan, the Money Market Fund pays a fee to the Distributor, calculated at an annual rate of 0.25% of the average daily net assets of the Money Market Fund, as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of shares of the Money Market Fund. This fee is an expense of the Money Market Fund only and is not borne by Institutional Money Market Fund. All or a portion of the amounts received by the Distributor pursuant to the Distribution Plan may be used to compensate securities dealers and other financial intermediaries for services they provide to their customers who purchase shares of the Money Market Fund. Additional payments may be made by the Distributor or Hewitt Associates to such organizations at their own expense.

          The Distribution Plan was approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to the Plan ("Qualified Trustees"), at a meeting held in person on August 23, 2000. It provides that it will continue in effect for a period of one year from the date of its execution, and may be continued in effect from year to year thereafter, provided that each such continuance is approved annually by a vote of both a majority of the Board of Trustees and a majority of the Qualified Trustees. The Distribution Plan requires that the Trust provide the Board of Trustees of the Trust, and that the Board review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. In addition, the Distribution Plan provides that the selection and nomination of Qualified Trustees shall be committed to the discretion of those Trustees, who are not "interested persons" (as defined by the 1940 Act) of the Distributor, then in office. The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting shares of the Money Market Fund (as defined by the 1940 Act). It may not be amended to increase materially the amount of permitted expenses thereunder without the approval of the shareholders of the Money Market Fund and may not be materially amended in any other respect without a vote of the majority of both the Trustees and the Qualified Trustees.

          Since payments made pursuant to the Distribution Plan are not directly tied to actual expenses, the amount of payments by the Money Market Fund to the Distributor during any year may be more or less than actual expenses incurred by the Distributor in providing services. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the "compensation variety" (in contrast to "reimbursement" arrangements under which payments by a fund are made only to reimburse specific expenses). However, the Money Market Fund is not liable to pay any distribution related expenses incurred by the Distributor in excess of the amounts paid pursuant the Distribution Plan.

          The Distribution Plan was adopted by the Board of Trustees of the Trust to foster the distribution of shares of the Money Market Fund. The Trustees believe that the Distribution Plan will provide an incentive for the Distributor to promote the sale of shares of the Money Market Fund. In addition, the Trustees believe that the Distribution Plan may help assure that assets of the Money Market Fund reach a level that will enable the per share expenses of its shares to be competitive with the per share expenses of other money market funds. For these reasons, the Board of Trustees determined that adoption of the Distribution Plan will benefit the Money Market Fund and shareholders who own its shares.

          The Trustees and officers of the Trust who are members or employees of the Distributor, or of any company affiliated with or controlling the Distributor, may be deemed to have a direct or indirect interest in the operation of the Distribution Plan.

                                   EXPENSES

          All expenses of the Trust and the Funds not expressly assumed by Hewitt Associates as investment adviser of the Money Market Fund or as the administrator of the Institutional Money Market Fund are paid by the respective Funds. In addition, as investors in the Portfolio, the Funds each bear a pro rata portion of the expenses of the Portfolio. Expenses borne by the Funds and the Portfolio include, but are not limited to: fees for investment advisory and administration services; fees paid to the shareholder servicing agents; in the case of the Money Market Fund, the distribution fee payable by the Fund; the fees and expenses of any registrar, custodian, accounting agent, transfer agent or dividend disbursing agent; brokerage commissions; taxes; registration costs; the cost and expense of printing, including typesetting, and distributing prospectuses and supplements thereto to shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of Hewitt Associates or the Distributor; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing shares of the Fund; fees and expenses of legal counsel; fees and expenses of independent auditors; membership dues of industry associations; interest on borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Trust which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto).

          The Institutional Money Market Fund's administration agreement requires Hewitt Associates to absorb expenses of that Fund (excluding interest, brokerage commissions and extraordinary expenses) to the extent necessary to assure that total ordinary operating expenses of the Institutional Money Market
Fund do not exceed annually 0.45% of its average daily net assets.   The Money
Market Fund and Hewitt Associates have entered into an expense limitation agreement under which Hewitt Associates has agreed to waive its fees or to absorb expenses of that Fund (excluding interest, brokerage commissions and extraordinary expenses) to the extent necessary to assure that total ordinary operating expenses of the Money Market Fund do not exceed annually 0.95% of its average daily net assets. Under that agreement, the Money Market Fund will be obligated to reimburse Hewitt Associates for any fees waived and expenses absorbed, but only if the reimbursement is made within three years from the date waived or absorbed and only to the extent that the reimbursement does not cause the total ordinary operating expenses of the Money Market Fund to exceed the expense limitations. The expense limitations of the Funds may not be modified or terminated with the approval of the Board of Trustees.

          For the periods October 1, 1998 (commencement of operations) to February 28, 1999, and March 1, 1999 to December 31, 1999, fees payable to the Investment Adviser, Administrator and Distributor were as follows:

                                                                                       10/1/98 (commencement of
                                                          3/1/99 to 12/31/99            operations) to 2/28/99
                                                      -------------------------       -------------------------
The portion of the advisory fee payable by the
Portfolio to Barclays Global Fund Advisors and
the share of the ordinary operating expenses of
the Portfolio attributable to the Fund..........               $ 65,000                        $11,934



Administration fee payable to Hewitt Associates
LLC.............................................               $ 61,792                        $11,629

Shareholder servicing fee payable to Hewitt
Associates LLC and Hewitt Services LLC..........               $144,210                        $27,879
----------------------------------------------------------------------------------------------------------------

Distribution fees payable to Hewitt Services LLC
with respect to Administrative Shares...........               $103,133                        $23,108
----------------------------------------------------------------------------------------------------------------

          Portions of the fees payable by the Funds were waived and certain Fund Expenses were reimbursed during the fiscal year to satisfy the limitations on the Funds' operating expenses described above.

                       DETERMINATION OF NET ASSET VALUE

          Days and Times Net Asset Value Per Share is Computed. The Prospectuses
          ----------------------------------------------------
describe the days on which the net asset values per share of the Funds are computed for purposes of purchases and redemptions of shares by investors, and also sets forth the times as of which such computations are made.

          Shares of the Funds may be purchased on any that the New York Stock Exchange (NYSE) is open and that is not a federal bank holiday. The following days are either days on which the NYSE is closed or which are federal bank holidays: New Year's Day; Martin Luther King's Birthday (third Monday in January); Presidents' Day (third Monday in February); Good Friday (Friday before Easter); Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Columbus Day (second Monday in October); Veterans Day; Thanksgiving Day (fourth Thursday in November); and Christmas Day.

          Net asset value is computed as of the closing time of the U.S. government securities markets on days when the Public Securities Association recommends an early closing of such markets. Early closings may occur the Fridays preceding the following holidays: Martin Luther King's Birthday; Presidents' Day; Memorial Day; Labor Day; and Columbus Day. Early closings may also occur on the business days preceding the following holidays: Independence Day; Veterans Day; Thanksgiving Day; Christmas Day; New Year's Day, and the Friday following Thanksgiving Day.

          The net asset values per share of the Institutional Money Market Fund and the Money Market Fund are computed separately. The net asset value of a Fund's shares is calculated by dividing the value of such Fund's total assets, less its liabilities (including accrued expenses), by the number of shares of the Fund outstanding. The value of the Portfolio's net assets (its securities and other assets, less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset values per share of the Funds are determined. Unlike most other money market funds, the Institutional Money Market Fund does not seek to maintain a stable net asset value per share. The Money Market Fund seeks to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Money Market Fund will be able to maintain a stable net asset value.

          Amortized Cost Valuation. The Funds and the Portfolio use the
          ------------------------
amortized cost method of valuation to determine the value of their portfolio securities in accordance with the provisions of Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method of valuation does not take into account unrealized capital gains and losses resulting from changes in the market values of the securities due to changes in prevailing interest rate levels or other factors.

          While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that a Fund or the Portfolio would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that used a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower net asset value of a Fund's portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund that used market quotations to value its portfolio of investments, and existing shareholders of the Funds would receive correspondingly less income. The converse would apply during periods of rising interest rates.

          Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Funds (or to the extent the Funds invest in the Portfolio, the Portfolio) must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Trustees of the Trust (or
MIP) to present minimal credit risks. The maturity of an instrument is generally deemed to be a shorter period remaining until the date when the principal amount thereof is due or the date on which the instrument may be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. In addition, Rule 2a-7 requires that the Portfolio invest only in securities which have been determined by the Portfolio Adviser, under procedures adopted by the Board of Trustees of MIP, to present minimal credit risks and to be of eligible credit quality under applicable regulations.

                       PURCHASE AND REDEMPTION OF SHARES

          The procedures to be used in purchasing and redeeming shares of the Institutional Money Market Fund and the Money Market Fund are set forth in their respective Prospectuses under "How To Buy Shares" and "How To Redeem Shares". Each Fund reserves the right to reject any purchase order and to change the amount of the minimum investment and subsequent purchases in the Funds.

          Purchases by Check (the Money Market Fund Only). Shares of the Money
          -----------------------------------------------
Market Fund may be purchased by check as described in its Prospectus. If a check to purchase shares of the Money Market Fund does not clear, the shares purchased may be redeemed by the Distributor and the investor will be responsible for any loss or expenses incurred by the Fund or the Distributor as a result of the redemption or non-clearance.

          Mandatory Redemption of Shares. Under the Declaration of Trust, the
          ------------------------------
Trust has the right to redeem all shares held by a shareholder if as a result of one or more redemptions the aggregate value of shares held in the shareholder's account is less than such dollar amount of $1 million or such lesser amount as may be specified by the Trustees, which amount may be no greater than the then applicable minimum initial investment amount. There is currently no minimum required investment for shares of the Institutional Money Market Fund. There is also currently no minimum required initial investment for shares of the Money Market Fund, if those shares are held in an account with a financial intermediary (including the Distributor) that holds shares for its customers on an omnibus basis. Thus, shares of the Institutional Money Market Fund, and shares of the Money Market Fund held as described above, are not subject to the mandatory redemption procedure described above. As described in its Prospectus, shares of the Money Market Fund not held on an omnibus basis may be subject to mandatory redemption if the value of the shares held by a shareholder is less than $5,000. The Trust is under no obligation to compel the redemption of any account.

          Suspension of Redemptions. Redemption proceeds are normally paid as
          -------------------------
described in the Prospectuses. The payment of redemption proceeds by a Fund may be postponed for more than seven days or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on the New York Stock Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to determine fairly the value of its net assets, or (d) during any other period when the Securities and Exchange Commission (the "SEC"), by order, so permits for the protection of shareholders. Applicable rules and regulations of the SEC will govern as to whether the conditions described in (b) or (c) exist.

          Redemption in Kind. In the event that the Board of Trustees determines
          ------------------
that it would be detrimental to the best interests of remaining shareholders of a Fund to pay any redemption or redemptions in cash, a redemption payment by the Fund may be made in whole or in part by a distribution in kind securities, subject to applicable rules of the SEC. Any securities distributed in kind will be readily marketable and will be valued, for purposes of the redemption, in the same manner as such securities are normally valued by the Fund in computing net asset value per share. In the unlikely event that shares are redeemed in kind, the redeeming shareholder would incur transaction costs in converting the distributed securities to cash. The Trust has elected to be governed by Rule

18f-1 under the 1940 Act and is therefore obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90 day period for any one shareholder.

                            PORTFOLIO TRANSACTIONS

          Purchases and sales of debt securities generally are principal transactions. Debt securities acquired for the Portfolio normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. Debt securities also may be purchased in underwritten offerings or may be purchased directly from the issuer. Generally, Government Securities and other money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing transactions in debt securities consists primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the MIP are prohibited from dealing with the Portfolio as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. However, the Portfolio may purchase securities from underwriting syndicates in which the Portfolio Adviser or an affiliate of the Portfolio Adviser is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the MIP Board of Trustees.

          MIP has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the MIP Board of Trustees, the Portfolio Adviser is responsible for the Portfolio's investment decisions and the placing of orders to purchase and sell securities. In placing orders, it is the policy of the Portfolio to obtain the best overall terms taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While the Portfolio Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily be paying the lowest spread or commission available.

          In assessing the best overall terms available for any transaction, the Portfolio Adviser considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and, in the case of agency trades, the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The Portfolio Adviser may cause the Portfolio to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Portfolio Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by that broker, viewed in terms of either the particular transaction or the overall responsibilities of the Portfolio Adviser. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond, and government securities markets and the economy.

          Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Portfolio Adviser and does not reduce the advisory fees payable by the Portfolio. The MIP Board of Trustees will periodically review the commissions paid by the Portfolio to consider whether commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Portfolio. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which the Portfolio Adviser exercises investment discretion. Conversely, the Portfolio may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other accounts or investment companies.

          Under Section 28(e) of the Securities Exchange Act of 1934, an adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of
Section 28(e), an adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided...viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities." Accordingly, the price to the Portfolio in any brokerage transaction may be less favorable than that available from another broker if the difference is reasonably justified by other aspects of the portfolio execution services offered.

          Broker-dealers utilized by the Portfolio Adviser may furnish statistical, research and other information or services which are deemed by the Investment adviser to be beneficial to the Portfolio's investment program. Research services received from brokers supplement the Portfolio Adviser's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economics, securities, markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Portfolio Adviser and to the Portfolio with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

          The outside research assistance is useful to the Portfolio Adviser since the brokers utilized by the Portfolio Adviser as a group tend to follow a broader universe of securities and other matters than the staff of the Portfolio Adviser can follow. In addition, this research provides the Portfolio Adviser with a diverse perspective on financial markets. Research services which are provided to the Portfolio Adviser by brokers are available for the benefit of all accounts managed or advised by the Portfolio Adviser. It is the opinion of the Portfolio Adviser that this material is beneficial in supplementing their research and analysis; and, therefore, it may benefit the Portfolio by improving the quality of the Portfolio Adviser's investment advice.

                                     TAXES

          It is the policy of the Trust to distribute each fiscal year substantially all each of the Fund's net investment income and net realized capital gains, if any, to shareholders. The Trust intends that the Funds will qualify as regulated investment companies under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Funds will not be subject to federal income tax on that part of their net investment income and net realized capital gains which they distributes to their shareholders. To qualify for such tax treatment, a Fund must generally, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments received with respect to loans of stock and securities, and gains from the sale or other disposition of stock or securities and certain related income; and (b) diversify its holdings so that at the end of each fiscal quarter (i) 50% of the market value of such Fund's assets is represented by cash, Government Securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of such Fund's assets or 10% of the voting securities of any issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than Government Securities).

          The Portfolio has elected to be treated as a partnership for federal income tax purposes and therefore believes that it will not be required to pay any federal or state income or excise taxes. Any interest, dividends, gains and losses of the Portfolio will be deemed to pass through to each of the Funds in proportion to the Funds' respective ownership interests in the Portfolio. Thus, to the extent that the Portfolio accrues but does not distribute income or gains, each Fund will be deemed to have realized and recognized its proportionate share of interest, dividends and gains, regardless of whether there has been a distribution of such items to the Fund. The Portfolio will seek to minimize recognition by its investors, including the Funds, of interest, dividends and gains without a distribution.

          The Code requires regulated investment companies to pay a nondeductible 4% excise tax to the extent they do not distribute 98% of their ordinary income, determined on a calendar year basis, and 98% of their capital gains, determined on an October 31 year end. The Trust intends to distribute the income and capital gains of each Fund in the manner necessary to avoid imposition of the 4% excise tax by the end of each calendar year.

          Dividends of the Funds declared in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared.

                            PERFORMANCE INFORMATION

          Calculation of Yield. Quotations of the "current yield" and "effective
          --------------------
yield" of shares of the Institutional Money Market Fund and the Money Market Fund may be used in advertisements, sales materials and shareholder reports. Current yield is the simple annualized yield for an identified seven calendar day period. This yield calculation is based on a hypothetical account having a balance of exactly one share of a Fund at the beginning of the seven-day period. The base period return is the net change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares but excluding any capital changes. Yield will vary as interest rates and other conditions change. Yields also depend on the quality, length of maturity and type of instruments held and operating expenses of a Fund. Although both Funds invest in the Portfolio, because the expenses of the Institutional Money Market Fund and the Money Market Fund differ, the yield of each Fund's shares will differ.

          Effective yield is computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

                                 365/7

          Effective yield = [(base period return + 1) ]-1

          Calculation of Total Return. Quotations of average annual total return
          ---------------------------
and other total return data relating to the Institutional Money Market Fund and the Money Market Fund may also be used in advertisements, sales materials and shareholder reports. Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. In making these computations, all dividends and distributions are assumed to be reinvested and all applicable recurring and non-recurring expenses are taken into account. The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment amount, for various periods. Although both Funds invest in the Portfolio, the total return of the Institutional Money Market Fund and the Money Market Fund will differ because their expenses differ.

          Total return quotations will be computed in accordance with the following formula, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted:

                                 P (1+T)n = ERV

          Where:     P = a hypothetical initial payment of $1,000

                     T = average annual total return

                     n = number of years

                     ERV = ending redeemable value of the hypothetical $1,000
               payment made at the beginning of the period.

          For the period [October 1, 1998 (commencement of operations) to February 28, 1999], the Fund's total return (unannualized) was [1.84]% for the Institutional Money Market Fund (after waiver of fees and expense reimbursement).

          Actual annual or annualized total return data generally will be lower than average annual total return data because the average rates of return reflect compounding of return. Aggregate total return data, which is calculated according to the following formula, generally will be higher than average annual total return data because the aggregate rates of return reflect compounding over longer periods of time:

                                    ERV - P
                                  ___________
                                       P

          Where:     P = a hypothetical initial payment of $1,000.

                     ERV = ending redeemable value of a hypothetical $1,000
               payment made at the beginning of the period.

          For the period March 1, 1999 to December 31, 1999, the Institutional Money Market Fund's average annual total return was [4.79]% (after waiver of fees and absorption of Fund expense). Absent such waiver and absorption of expenses, the yield of the Institutional Money Market Fund would have been lower.

          Yield and total return quotations are based upon historical investment performance and is not intended to indicate future performance. Yield and total return will fluctuate and will depend upon not only changes in prevailing interest rates, but also upon any realized gains and losses and changes in expenses.

          Performance Comparisons. From time to time and only to the extent the
          -----------------------
comparison is appropriate, the performance of the Funds may be compared to the performance of various indices and investments for which reliable performance data is available. Performance of the Funds may also be compared to averages, performance rankings and other information prepared by recognized mutual fund statistical services.

          Quotations of performance used in advertising and other types of literature may be compared to the 91-Day Treasury Bill Average (Federal Reserve), Lipper Money Market Fund Average, Donoghue Taxable Money Market Fund Average, Salomon Three-Month Treasury Bill Index, or Bank Averages, which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts. Savings accounts offer a guaranteed return of principal and a fixed rate of interest. The performance of the Funds also may be compared to the Consumer Price Index, as published by the U.S. Bureau of Labor Statistics, which is an established measure of change over time in the prices of goods and services in major expenditure groups.

          Performance comparisons to other mutual funds having investment objectives similar to those of the Funds may also be used. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., Donoghue's Money Fund Report, including Donoghue's Taxable Money Market Fund Average or Morningstar, Inc., independent services which monitor the performance of mutual funds.

          Of course, past performance is no guarantee of future investment results.

                            ADDITIONAL INFORMATION

          Description of the Trust and its Shares. The Trust was organized on
          ---------------------------------------
July 7, 1998, as a business trust under the laws of the State of Delaware.

          Interests in the Funds are represented by shares of beneficial interest, $.001 par value. The Trust is authorized to issue an unlimited number of shares, and may issue shares in series, with each series representing interests in a separate portfolio of investments (a "series"). As of the date of this Statement of Additional Information, shares representing interests in the Funds constitute the only two series of the Trust's shares outstanding.

          Each share of a Fundrepresents an equal proportionate interest in that Fund with each other share, without any priority or preference over other shares. All consideration received for the sales of a Fund's shares, all assets in which such consideration is invested, and all income, earnings and profits derived therefrom are allocated to and belong to that Fund. As such, the interest of shareholders in each Fund will be separate and distinct from the interest of shareholders of the other Fund and any other funds which may be represented by other series of shares of the Trust. Shares of each Fund will be entitled to dividends and distributions only out of the net income and gains, if any, of that Fund as declared by the Board of Trustees of the Trust. The assets of each Fund and those of each other series of the Trust that may be authorized will be segregated on the Trust's books and will be charged with the expenses and liabilities of that series and a pro rata share of the general expenses and liabilities of the Trust not attributable solely to any particular series. The Board of Trustees determines those expenses and liabilities deemed to be general expenses and liabilities of the Trust, and these items will be allocated among the Funds and other series of the Trust in a manner deemed fair and equitable by the Board of Trustees in its sole discretion.

          The Board of Trustees may create additional classes of shares of the Funds. Except for the different distribution related and other specific costs borne by each class of shares, shares of each class have the same voting and other rights. These varying costs will result in different dividends for each class.

          Annual meetings of shareholders of the Trust will not be held except as required by the 1940 Act or other applicable law. A meeting will be held on the removal of a Trustee or Trustees of the Trust if requested in writing by shareholders representing not less than 10% of the outstanding shares of the Trust. The Trust will assist in communications among shareholders as required by
Section 16(c) of the 1940 Act.

          The Portfolio and MIP. The Funds pursue their investment objective by
          ---------------------
investing all of their investable assets in the Portfolio. The Portfolio is a series of MIP, an open-end management investment company that is organized as a Delaware business trust. MIP was formed on October 21, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust of MIP provides that investors in MIP are personally responsible for Trust liabilities and obligations, but only to the extent that MIP's property is insufficient to satisfy such liabilities and obligations. The MIP Declaration of Trust also provides that MIP shall maintain appropriate insurance (for example, fidelity bonding and errors and ommissions insurance) for the protection of the MIP, its investors, Trustees of MIP, officers, employees and agents, covering possible tort and other liabilities, and that investors will be indemnified to the extent that they are held liable for a disproportionate share of MIP's obligations.

          Interests in the Portfolio have substantially identical voting and other rights as those right discussed above with respect to the Trust. Whenever the Funds have the right to vote on any matter relating to MIP or the Portfolio by virtue of its investment in the Portfolio, the Funds will hold a meeting of their shareholders and will cast its vote as an investor in the Portfolio in the same proportion as shares of the Funds are voted.

          Set forth below is information with respect to each person who, to the Trust's knowledge, owned beneficially or of record more than 5% of any class of the Institutional Money Market Fund's total outstanding shares and their aggregate ownership of the Institutional Money Market Fund's total outstanding shares as of June 30, 2000.

                Name and Address                   Number of Shares     % of Fund Shares
                ----------------                   ----------------     ----------------
          State Street Bank & Trust Co.                    727,566                 89%
          as trustee f/b/o Xerox Corp.
          Retirement Plans Master Trust

          1 Enterprise Drive
          Quincy, MA 02170

          State Street Bank & Trust Co.                    77,049                 10%
          as trustee f/b/o Southern California
          Edison Stock Savings plan
          1 Enterprise Drive
          Quincy, MA 02170

         As a result of its direct and beneficial ownership of 89% of the outstanding shares of the Institutional Money Market Fund as shown above, the Xerox Corp. Retirement Plans Master Trust may be deemed to "control" the Institutional Money Market Fund and the Trust, as that term is defined in the 1940 Act. Through the exercise of voting rights with respect to those shares, the persons voting such shares may be able to determine the outcome of shareholder voting as matters requiring the approval of shareholders. As of [ ], 2000, no shares of the Money Market Fund were outstanding. Except as set forth above, no person, to the Trust's knowledge, owns beneficially or of record more than 5% of the shares of a Fund or the Trust

          Trustee and Officer Liability. Under the Trust's Declaration of Trust
          -----------------------------
and its By-Laws, and under Delaware law, the Trustees, officers, employees and agents of the Trust are entitled to indemnification under certain circumstances against liabilities, claims and expenses arising from any threatened, pending or completed action, suit or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees or agents of the Trust, subject to the limitations of the 1940 Act which prohibit indemnification which would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence or reckless disregard of duties. Similar provisions are contained in the Declaration of Trust of MIP.

          Independent Auditors. KPMG LLP, 99 High Street, Boston, Massachusetts,
          --------------------
02110, are the independent auditors of the Trust. The independent auditors are responsible for auditing the financial statements of the Funds annually and reviews the tax returns of the Funds. KPMG LLP also serve as the independent auditors of MIP and audits the financial statements of the Portfolio. The selection of the independent auditors for the Trust and MIP is approved annually by their respective Boards of Trustees.

          Custodian. Investors Bank & Trust Company, 200 Clarendon Street, 16th
          ---------
Floor, Boston, Massachusetts, 02116, serves as custodian of the Funds and the Portfolio and maintains custody of the securities and similar assets of the Funds and the Portfolio. Cash held by the custodian, which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits (presently, $100,000). Investors Bank & Trust Company also maintains the accounting books and records of the Funds and provides sub-administrative services.

          Transfer Agent. Investors Bank & Trust Company, 200 Clarendon Street,
          --------------
16th Floor, Boston, Massachusetts, 02116,(the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds.

          Shareholder Reports. Shareholders of the Fund are kept fully informed
          -------------------
through annual and semi-annual reports showing diversification of investments, securities owned and other information regarding the activities of the Funds.

          Legal Counsel. Schulte Roth & Zabel LLP, New York, New York, serves as
          -------------
counsel to the Trust.

          Registration Statement. This Statement of Additional Information and
          ----------------------
the Prospectuses do not contain all of the information set forth in the Registration Statement the Trust has filed with the SEC. The complete

Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of the SEC.

          Financial Statements. The Institutional Money Market Fund's and the
          --------------------
Portfolio's audited financial statements appearing in the Annual Report to shareholders of that Fund, dated December 31, 1999, and the independent auditor's report thereon are incorporated by reference in this Statement of Additional Information. The Institutional Money Market Fund's and the Portfolio's financial statements appearing in the Institutional Money Market Fund's Semi-Annual Report to shareholders, dated August 31, 1999 are also incorporated by reference in this Statement of Additional Information. The Annual Reports and Semi-Annual Reports of the Funds, which contain the referenced statements, are available upon request and without charge. The fist available report for the Money Market Fund will be available on or shortly prior to February 28, 2001.

                                 SAI APPENDIX

          The following is a description of the ratings given by Moody's and S&P to corporate bonds and commercial paper.

Corporate Bonds

          Moody's: The four highest ratings for corporate bonds are "Aaa," "Aa,"
          -------
"A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers "1," "2" and "3" in each rating category from "Aa" through "Baa" in its rating system. The modifier "1" indicates that the security ranks in the higher end of its category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end.

          S&P: The four highest ratings for corporate bonds are "AAA," "AA," "A"
          ---
and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Corporate Commercial Paper

          Moody's: Moody's employs the designations of "Prime-1," "Prime-2" and
          -------
"Prime-3" to indicate the relative capacity of the rated issuers or borrowers to repay punctually. The highest rating for corporate commercial paper is "Prime-1." Issuers rated "Prime-1" have a "superior capacity for repayment of short-term promissory obligations," and will normally be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and highinternal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated "Prime-2" "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

          S&P: The "A-1" rating for corporate commercial paper indicates that --
          ---
- the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

                                    PART C

                               OTHER INFORMATION

Item 23.  Exhibits.

          Exhibit
          Number   Description
          ------   -----------

          (a)(1)   Certificate of Designation, dated August 23, 2000.

          (a)(2)   Declaration of Trust, dated July 6, 1998.*

          (b)      By-Laws of Registrant.*

          (c)      Certificate of Trust, dated July 6, 1998.*

          (d) Investment Advisory Agreement (Hewitt Money Market Fund), dated August 23, 2000.

          (e)(1) Distribution Agreement (Hewitt Money Market Fund), dated August 23, 2000.

          (e)(2)   Distribution Agreement (Hewitt Institutional Money Market
                   Fund), dated August 23, 2000.

          (f)      Not Applicable.

          (g)      Custodian Agreement, dated September 1, 1998.**

          (h)(1)   Administration Agreement, dated August 23, 2000.

          (h)(2)   Transfer Agency and Service Agreement, dated September 1,
                   1998.**

          (h)(3)   Sub-Administration Agreement, dated September 1, 1998.**

          (h)(4) Shareholder Services Agreement (Hewitt Money Market Fund), dated August 23, 2000.
____________________
* Incorporated by reference to Registrant's initial filing on Form N-1A, filed July 16, 1998.
** Incorporated by reference to Registrant's previous filing on Form N-1A, Pre-Effective Amendment No. 1, filed September 4, 1998.

          (h)(5) Shareholder Services Agreement (Hewitt Institutional Money Market Fund), dated August 23, 2000.

          (h)(6)   Third Party Feeder Fund Agreement, dated August 23, 2000.

          (i)      Legal Opinion.

          (j)(1)   Consent of Independent Auditors.

          (j)(2)   Power of Attorney.**

          (k)      Not Applicable.

          (l)      Not Applicable.

          (m)      Rule 12b-1 Plan, dated August 23, 2000.

          (n)      Rule 18f-3 Plan.***

          (o)      Reserved.

          (p)      Not Applicable (the Funds are Money Market Funds).

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          No persons are controlled by Registrant. As noted in the SAI, Xerox Corp. Retirement Plans Master Trust may be deemed to "control" the Hewitt Institutional Money Market Fund, as that term is defined in the 1940 Act. With respect to the Hewitt Money Market Fund no shares have yet been issued, therefore no person may be deemed to "control" the Hewitt Money Market Fund.

Item 25.  Indemnification.

          As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and pursuant to Article VI of Registrant's By-Laws, officers, trustees, employees and agents of Registrant may be indemnified against certain liabilities in connection with Registrant, and pursuant to Section 9 of the Distribution Agreements with Hewitt Services LLC, as principal underwriter of Hewitt Money Market Fund and the Hewitt Institutional Money Market Fund, may be indemnified against certain liabilities which it may incur. Such Article VI of the By-Laws and Section 9 of the Distribution Agreements are hereby incorporated by reference in their entirety.

          Registrant maintains an insurance policy insuring its officers and trustees against certain liabilities, and certain costs of defending claims against such officers and trustees, and to

__________________________
*** Incorporated by reference to Registrant's previous filing on Form N-1A, Pre-Effective Amendment No. 1, filed September 4, 1998. The Multiple Class (Rule 18f-3) Plan for Hewitt Series Trust will no longer be applicable upon the effectiveness of this Post-Effective Amendment No. 3, dated August 31, 2000.

bear the costs of such policy except for such costs as is determined to be attributable to coverage protecting such persons against liabilities to which they may become subject as a consequence of their own willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against Registrant by such trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

          Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act so long as the interpretations of Sections 17(h) and 17(i) of the Investment Company Act remain in effect and are consistently applied.

Item 26.  Business and Other Connections of Investment Adviser.

          Hewitt Institutional Money Market Fund does not have an investment adviser. It pursues its investment objective by investing its assets in the Money Market Master Portfolio, a series of Master Investment Portfolio, a registered open-end management company. The investment adviser of Money Market Master Portfolio is Barclays Global Fund Advisors. The information required by this Item 26 with respect to Barclays Global Fund Advisors is incorporated by reference to Form N-1A of Masterworks Fund Inc., filed July 2, 1998, accession number 0000929624- 98-00127.

          Hewitt Associates LLC serves as the investment adviser of the Hewitt Money Market Fund and also provides administrative services to that fund pursuant to the terms of an investment advisory agreement dated August [ ], 2000. Hewitt Associates LLC is an international firm of consultants in investment services, compensation, employee benefits, communication and related financial and human resource functions.

          Reference is made to the most recent Form ADV and Schedules thereto on file with the Commission of Hewitt Associates LLC (801-3153) for a description of the names and employments of its directors, officers and members, and other required information.

Item 27.  Principal Underwriters.

          (a) Not Applicable.

          (b)

                                     Positions and Offices            Positions and Offices
             Name                      with Distributor                    with Funds
             ----                      ----------------                    ----------
John M. Ryan                    Chief Executive Officer

Peter E. Ross                   Chief Compliance                    Secretary
                                Officer/Assistant Secretary
C. Lawrence Connolly, III       General Counsel/Secretary

Stacy L. Schaus                 Marketing Director/Chief            President
                                Operating Officer

The principal business address of each of the above persons is 100 Half Day Road, Lincolnshire, Illinois 60069.

          (c) The Distributor does not receive compensation for its services as principal underwriter, except that it is paid a fee for services rendered in connection with the distribution of shares of the Hewitt Money Market Fund. See "Distribution and Servicing Arrangements" in Part A and "Distribution Arrangements" in Part B.

Item 28.  Location of Accounts and Records.

          All accounts books and other documents required to be maintained by Registrant by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston Massachusetts, 02116, which serves as Registrant's custodian and transfer agent, except for records required by paragraph (b)(4) of Rule 31a-1 which will be maintained at the offices of Hewitt Associates LLC, 100 Half Day Road, Lincolnshire, Illinois 60069.

Item 29.  Management Services.

          Not Applicable.

Item 30.  Undertakings.

          Not Applicable.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, Hewitt Series Trust, has duly caused this post-effective amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincolnshire, and state of Illinois, on the day of August 23, 2000.

                                                       Hewitt Series Trust


                                                       By:/s/ Stacy L. Schaus
                                                          ---------------------
                                                          Stacy L. Schaus
                                                          President

     Pursuant to the requirements of the Securities Act, this Registration Statement of Registrant has been signed below by the following persons in the capacities and on the dates indicated.


Signature                  Title                            Date
---------                  -----                            ----

/s/ Donald Hunt            Trustee                          August 23, 2000
------------------------
Donald Hunt

/s/ John D. Oliverio       Trustee                          August 23, 2000
------------------------
John D. Oliverio

/s/ E. Scott Peterson      Trustee                          August 23, 2000
------------------------
E. Scott Peterson

/s/ Stacy L. Schaus        President                        August 23, 2000
------------------------
Stacy L. Schaus            (Principal Executive Officer)

/s/ Anthony P. Santori     Treasurer and                    August 23, 2000
------------------------
Anthony P. Santori         Chief Financial Officer
                           (Principal Financial Officer)